Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Total	Common stock [Member]	Repurchased shares [Member]	Legal reserve [Member]	Reserve for repurchase of shares [Member]	Retained earnings [Member]	Foreign currency translation reserve [Member]	Remeasurements of employee benefits - Net of income tax	Reserve for financial instruments of cash flow hedges - Net of income tax [Member]	Total equity attributable to controlling interest [Member]	Non-controlling interest [Member]
Beginning balance at Dec. 31, 2021	$ 20,428,600	$ 170,381	$ (3,000,037)	$ 1,592,551	$ 5,531,292	$ 13,925,091	$ 1,034,233	$ 5,211	$ 29,658	$ 19,288,380	$ 1,140,220
Beginning balance, shares at Dec. 31, 2021		525,575,547
Cancellation of Legal Reserve				(1,558,475)		1,558,475
Capitalization of retained earnings		$ 8,027,155				(8,027,155)
Cancellation of repurchase of shares			3,000,037		(3,000,037)
Cancellation of repurchase of shares, shares		(13,273,970)
Reserve for repurchase of shares					(31,782)	31,782
Repurchases of shares	(1,999,987)		(1,999,987)							(1,999,987)
Dividends paid	(7,313,743)					(7,313,743)				(7,313,743)
Dividends declared non-controlling interest	(93,751)										(93,751)
Comprehensive income:
Net profit for the year	9,185,474					9,013,147				9,013,147	172,327
Other comprehensive income for the year	(378,548)						(458,699)	8,802	100,966	(348,931)	(29,617)
Total comprehensive income for the year	8,806,926					9,013,147	(458,699)	8,802	100,966	8,664,216	142,710
Ending balance at Dec. 31, 2022	19,828,045	$ 8,197,536	(1,999,987)	34,076	2,499,473	9,187,597	575,534	14,013	130,624	18,638,866	1,189,179
Ending balance, shares at Dec. 31, 2022		512,301,577
Transfer of earnings to legal reserve				444,109		(444,109)
Cancellation of repurchase of shares			1,999,987		(1,999,987)
Cancellation of repurchase of shares, shares		(7,024,113)
Reserve for repurchase of shares					2,000,514	(2,000,514)
Dividends paid	(7,498,318)					(7,498,318)				(7,498,318)
Dividends declared non-controlling interest	(95,135)										(95,135)
Comprehensive income:
Net profit for the year	9,689,600					9,542,912				9,542,912	146,688
Other comprehensive income for the year	(979,545)						(815,841)	(15,932)	(69,904)	(901,677)	(77,868)
Total comprehensive income for the year	8,710,055					9,542,912	(815,841)	(15,932)	(69,904)	8,641,235	68,820
Ending balance at Dec. 31, 2023	20,944,647	$ 8,197,536	$ 0	478,185	2,500,000	8,787,568	(240,307)	(1,919)	60,720	19,781,783	1,162,864
Ending balance, shares at Dec. 31, 2023		505,277,464
Transfer of earnings to legal reserve				442,002		(442,002)
Capital distribution	(7,003,146)	$ (7,003,146)								(7,003,146)
Business combinations non-controlling interest	826,787										826,787
Dividends declared non-controlling interest	(99,485)										(99,485)
Comprehensive income:
Net profit for the year	8,875,439					8,612,157				8,612,157	263,282
Other comprehensive income for the year	1,077,497						1,010,107	10,201	(65,303)	955,005	122,492
Total comprehensive income for the year	9,952,936					8,612,157	1,010,107	10,201	(65,303)	9,567,162	385,774
Ending balance at Dec. 31, 2024	$ 24,621,739	$ 1,194,390		$ 920,187	$ 2,500,000	$ 16,957,723	$ 769,800	$ 8,282	$ (4,583)	$ 22,345,799	$ 2,275,940
Ending balance, shares at Dec. 31, 2024		505,277,464